Power project acquisition and development costs	12 Months Ended
Dec. 31, 2025
Disclosure of power project acquisition and development costs [Abstract]
Power project acquisition and development costs [Text Block]

7 Power project acquisition and development costs

	Development Costs	Acquisition Costs	Total
December 31, 2023	$5,522,330	$1,653,250	$7,175,580
Additions	421,373	-	421,373
Translation adjustment	482,681	145,375	628,056
December 31, 2024	6,426,384	1,798,625	8,225,009
Additions	225,017	-	225,017
Translation adjustment	(306,527)	(85,375)	(391,902)
December 31, 2025	$6,344,874	$1,713,250	$8,058,124

Montalva Project

In April 2013, the Company entered into a 50/50 arrangement to create AG Solar One LLC ("AG Solar") with Alterra Power Corp. ("Alterra") (the "Arrangement").  The Arrangement was created to develop 100 Megawatts ("MW's") of solar generation capacity in Puerto Rico under a Master Renewable Power Purchasing and Operating Agreement ("PPOA"), dated December 20, 2011, and amended on March 16, 2012 (the "Master Agreement"), with Puerto Rico Electric Power Authority ("PREPA") through its wholly owned subsidiary, PBJL Energy Corporation ("PBJL").

On July 12, 2013, the Company signed a Membership Interest Purchase and Sale Agreement ("MIPSA") with Magma Energy (U.S.) Corp. ("Magma"), a subsidiary of Alterra, and amended on October 11, 2013, whereby the Company will purchase from Alterra its 50% interest in and to the shares of AG Solar.  The consideration was US $1.25 Million. The Company completed the MIPSA on September 12, 2014 (the "Acquisition Date") and the Company now owns 100% of AG Solar.

Under the terms of the Master Agreement, the Company filed its 100 MW AC Montalva Solar Project with PREPA (“Montalva” or the “Montalva Project”) on September 5, 2013, requesting an interconnection evaluation and issuance of the project specific PPOA for Montalva included and agreed in the Master Agreement. After numerous delays by PREPA and failed attempts by the Company requesting the interconnection evaluation and issuance of a project specific PPOA for Montalva, the Company filed a Notice of Default under the Master Agreement with PREPA on September 24, 2014.  PREPA responded to the Notice of Default on November 3, 2014, taking the position that it had other PPOAs issued that would exceed its system renewable capacity and could not accept any additional renewable projects and further had met its obligations under the Master Agreement. It’s the Company’s position that the Master Agreement is a specific performance agreement and not an option agreement at PREPA’s discretion and that PREPA is liable for damages.

On October 3, 2023, the Company announced that further to many years of litigation with the PREPA in both the Commonwealth and US Federal Courts, plus litigation in front of PREB, both parties executed a pro forma settlement agreement ("Settlement Agreement") beneficial to both parties.  The settlement agreement provides the basis of a final settlement PPOA to be drafted and agreed between the parties.  A final settlement PPOA with improved commercial terms was drafted and submitted to PREPA on July 2, 2024, for its concurrence before submission to PREB for its approval and then to FOMB.  Following review by PREPA, PREPA formally submitted a finalized settlement PPOA with updated commercial terms consistent with the PREPA pricing target in the Tranche 4 RFP to the PREPA Governing Board on November 18, 2024. On April 4, 2025, PREPA filed an Informative Motion with PREB stating its Governing Board had rejected PBJL’s proposed revisions, reapproving instead the original Settlement Agreement under its exact terms and conditions. On April 26, 2025, PREB formally approved the settlement as originally filed as final, binding and enforceable, but withheld final approval pending finalization of the PPOA and submission of the final PPOA to PREB for its final approval before submission to FOMB for its approval.  The Company anticipates moving forward with the development of the Montalva Solar Project as soon as practicable once a settlement PPOA has been finalized with PREPA and submitted to PREB and FOMB for their approval.

Land Lease Option Agreements

Included in the power project development and construction costs balance for AG Solar are costs related to land lease option payments.

In connection with the planned Montalva Solar Project, the company currently has three separate land lease option agreements covering four parcels for the construction and operation of Montalva.  These parcels are located in the Municipality of Lajas.  The parcels are contiguous to each other providing approximately 600 acres of land for the Montalva project.  Upon execution of the options, these land leases provide for a term of twenty-five years, and such leases may be extended for up to four additional consecutive periods of five years each, at the Company’s option, for the purposes of the Company developing the Montalva Project.  The lease option agreements are in effect until December 31, 2026, and will need to be extended if needed, with total payments of US$74,000.  In the past, the parties have agreed to extend these agreements with payment terms to be negotiated for such extensions. During the period ending December 31, 2025, the Company made payment totalling USD$74,000 (December 31, 2024 – USD$177,500), related to payments required by the extension agreements.